Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Financial liabilities
Schedule of interest-bearing liabilities

in EUR k	Dec 31, 2020	June 30, 2021
Non‑current liabilities
Non‑current portion of secured bank loans	401	200
Total non‑current loans	401	200
Lease liabilities	17,677	16,209
Total non‑current liabilities	18,078	16,409

Current liabilities
Current portion of secured bank loans	567	567
Other bank loans	387	—
Bank overdrafts	1,538	3,316
Total current loans	2,492	3,883
Current portion of lease liabilities	3,528	3,299
Total current liabilities	6,020	7,182

Total non‑current and current liabilities	24,098	23,591

Schedule of outstanding interest-bearing liabilities

				Dec 31, 2020		June 30, 2021
				Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	Nominal interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	2.95%	2017‑22	968	968	767	767
Other bank loan	USD	1%	2020-22	387	387	—	—
Bank overdrafts	EUR	4.75%	Rollover	498	498	496	496
Bank overdrafts	EUR	3.75%	Rollover	628	628	2,324	2,324
Bank overdrafts	EUR	4.50%	Rollover	412	412	496	496
Lease liabilities	EUR	2.1%-3.5%*, 5.4%-9.1%	2017-31	21,205	21,205	19,508	19,508
Total interest‑bearing financial liabilities				24,098	24,098	23,591	23,591
*	represents the incremental borrowing rate of the Group at the commencement of the leases

Schedule of trade payables and other liabilities

in EUR k	Dec 31, 2020	June 30, 2021
Trade payables	31,736	14,014
Government grants (deferred income)	10,292	9,992
Contract liabilities	4,479	4,913
Others	13,483	10,813
Trade payables and other liabilities	59,990	39,732
Non‑current	8,950	8,640
Current	51,040	31,092